TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2018
TAX CREDITS
Schedule of current and non-current tax credits

	2018	2017
Current
ICMS (state VAT)	291,027	155,096
Social security financing	95,700	91,229
Financing of social integration program	23,473	20,242
IPI (federal VAT)	44,312	59,982
IVA (value-added tax)	32,967	48,139
Others	39,949	27,741
	527,428	402,429

Non-current
ICMS (state VAT)	27,527	26,135
Social security financing	1,980	360
Financing of social integration program and Others	2,558	4,346
	32,065	30,841
	559,493	433,270

Schedule of estimates of realization of non-current tax credits

	2018	2017
2019	—	18,017
2020	15,025	7,062
2021	10,846	5,762
2022 on	6,194	—
	32,065	30,841